Offerings	Sep. 18, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	14,875,777
Proposed Maximum Offering Price per Unit | $ / shares	8.05
Maximum Aggregate Offering Price	$ 119,750,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 18,333.73	[1]
Offering Note	The Registrant is relying on Rule 457(c) under the Securities Act of 1933 to calculate the registration fee. The Maximum Aggregate Offering Price is estimated solely for the purpose of determining the registration fee in accordance with Rule 457(c) under the Securities Act of 1933 based on the average of the high and low sales prices of the shares of common stock on September 15, 2025, as reported on the New York Stock Exchange. The proposed maximum offering price per security will be determined, from time to time, by the Registrant in connection with the sale by the Registrant of the securities registered under this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Maximum Aggregate Offering Price	$ 1,000,000
Amount of Registration Fee	$ 153.10
Offering Note	The Registrant previously paid $153.10 in connection with the filing of the Registrant’s Registration Statement on Form N-2 (File No. 333-288532) with the Securities and Exchange Commission on July 3, 2025.

[1]	Amount represents $153.10 previously paid to register $1,000,000 of Common Shares, plus $18,333.73 to register the additional $119,750,000 of Common Shares registered hereby.